Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Columbia Variable Portfolio – Dividend Opportunity Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		15.42%	8.89%	8.52%
Columbia Variable Portfolio – Dividend Opportunity Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		15.12%	8.62%	8.25%
Columbia Variable Portfolio – Dividend Opportunity Fund - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 3
Average Annual Return, Percent		15.28%	8.75%	8.39%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent	[1]	24.51%	14.28%	12.87%
MSCI USA High Dividend Yield Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA High Dividend Yield Index (Net)
Average Annual Return, Percent		10.68%	6.33%	8.04%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		14.37%	8.68%	8.49%

[1]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000® Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors and/or asset classes in which the Fund primarily invests.